PROPERTY, PLANT AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 2,162,549
Property, plant and equipment at end of period	1,989,845	$ 2,162,549
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	8,314,310	8,294,171
Additions	0	1,047,107
Disposals	(44,121)	(134,121)
Lease reduction		(162,238)
Impairment		(640,890)
Transfer to assets held for sale		(89,719)
Property, plant and equipment at end of period	8,270,189	8,314,310
Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(6,151,761)	(5,138,995)
Amortization	144,259	1,209,648
Disposals	(15,677)	(196,882)
Property, plant and equipment at end of period	(6,280,343)	(6,151,761)
Land [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	12,558	12,558
Additions	0	0
Disposals	0	0
Lease reduction		0
Impairment		0
Transfer to assets held for sale		0
Property, plant and equipment at end of period	12,558	12,558
Land [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Amortization	0	0
Disposals	0	0
Property, plant and equipment at end of period	0	0
Building [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,963,983	2,963,983
Additions	0	0
Disposals	0	0
Lease reduction		0
Impairment		0
Transfer to assets held for sale		0
Property, plant and equipment at end of period	2,963,983	2,963,983
Building [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,043,925)	(965,163)
Amortization	78,636	78,762
Disposals	0	0
Property, plant and equipment at end of period	(1,122,561)	(1,043,925)
Leasehold Improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	43,715	43,715
Additions	0	0
Disposals	0	0
Lease reduction		0
Impairment		0
Transfer to assets held for sale		0
Property, plant and equipment at end of period	43,715	43,715
Leasehold Improvements [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(43,715)	(43,715)
Amortization	0	0
Disposals	0	0
Property, plant and equipment at end of period	(43,715)	(43,715)
Production Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	901,722	1,032,070
Additions	0	69,245
Disposals	(35,563)	(134,121)
Lease reduction		0
Impairment		(55,047)
Transfer to assets held for sale		(10,425)
Property, plant and equipment at end of period	866,159	901,722
Production Equipment [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(788,585)	(819,906)
Amortization	0	48,557
Disposals	(15,677)	(79,878)
Property, plant and equipment at end of period	(772,908)	(788,585)
Prototypes [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,018,692	3,925,375
Additions	0	758,454
Disposals	0	0
Lease reduction		0
Impairment		(585,843)
Transfer to assets held for sale		(79,294)
Property, plant and equipment at end of period	4,018,692	4,018,692
Prototypes [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(4,018,691)	(3,010,363)
Amortization	0	1,008,328
Disposals	0	0
Property, plant and equipment at end of period	(4,018,691)	(4,018,691)
ROU Asset [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	373,640	316,470
Additions	0	219,408
Disposals	(8,558)	0
Lease reduction		(162,238)
Impairment		0
Transfer to assets held for sale		0
Property, plant and equipment at end of period	365,082	373,640
ROU Asset [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(256,845)	(299,848)
Amortization	65,623	74,001
Disposals	0	(117,004)
Property, plant and equipment at end of period	$ (322,468)	$ (256,845)